Intangible Assets - Changes in Carrying Amount of Trademarks (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Indefinite-lived Intangible Assets [Line Items]
Goodwill	$ 1,385,995	$ 1,385,115	$ 943,374
Goodwill, Acquired During Period	8,492	476,040
Goodwill, Foreign Currency Translation Gain (Loss)	(2,135)	(34,299)
Goodwill, Written off Related to Sale of Business Unit	5,477
Broadcast Solutions [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill	544,042	536,388	550,362
Goodwill, Acquired During Period	8,492	11,481
Goodwill, Foreign Currency Translation Gain (Loss)	(838)	(25,455)
Goodwill, Written off Related to Sale of Business Unit	0
Enterprise Solutions [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill	73,278	73,278	73,278
Goodwill, Acquired During Period	0	0
Goodwill, Foreign Currency Translation Gain (Loss)	0	0
Goodwill, Written off Related to Sale of Business Unit	0
Industrial Solutions [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill	191,322	196,719	200,053
Goodwill, Acquired During Period	0	1,614
Goodwill, Foreign Currency Translation Gain (Loss)	80	(4,948)
Goodwill, Written off Related to Sale of Business Unit	5,477
Network Solutions [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill	577,353	578,730	$ 119,681
Goodwill, Acquired During Period	0	462,945
Goodwill, Foreign Currency Translation Gain (Loss)	(1,377)	(3,896)
Goodwill, Written off Related to Sale of Business Unit	0
Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Trademarks, Beginning Balance	129,671	103,040
Acquisitions and purchase accounting adjustments		31,000
Translation impact	(4,794)	(4,369)
Reclassify to assets held for sale	(2,905)
Trademarks, Ending Balance	121,972	129,671
Trademarks [Member] | Broadcast Solutions [Member]
Indefinite-lived Intangible Assets [Line Items]
Trademarks, Beginning Balance	80,922	83,120
Acquisitions and purchase accounting adjustments		0
Translation impact	(4,635)	(2,198)
Reclassify to assets held for sale	0
Trademarks, Ending Balance	76,287	80,922
Trademarks [Member] | Enterprise Solutions [Member]
Indefinite-lived Intangible Assets [Line Items]
Trademarks, Beginning Balance	4,063	4,063
Acquisitions and purchase accounting adjustments		0
Translation impact	0	0
Reclassify to assets held for sale	0
Trademarks, Ending Balance	4,063	4,063
Trademarks [Member] | Industrial Solutions [Member]
Indefinite-lived Intangible Assets [Line Items]
Trademarks, Beginning Balance	9,090	10,744
Acquisitions and purchase accounting adjustments		0
Translation impact	40	(1,654)
Reclassify to assets held for sale	(2,905)
Trademarks, Ending Balance	6,225	9,090
Trademarks [Member] | Network Solutions [Member]
Indefinite-lived Intangible Assets [Line Items]
Trademarks, Beginning Balance	35,596	5,113
Acquisitions and purchase accounting adjustments		31,000
Translation impact	(199)	(517)
Reclassify to assets held for sale	0
Trademarks, Ending Balance	$ 35,397	$ 35,596